UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Address of principal executive offices)

                    (Zip code)

Harvey Neiman

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Neiman Fund

SEMI-ANNUAL REPORT

September 30, 2005

Neiman Fund

Semi-Annual Report

September 30, 2005

(Unaudited)

As we have said in our prior letters to you, during the last six months we have continued to adhere strictly to our style of investing as stated in the prospectus. We purchase dividend-paying stocks of large capitalization companies and we sell call options on those stocks.

During this six month period, from March 31, 2005 through September 30, 2005, the Neiman Fund experienced a total return of 3.65% (which return assumes the reinvestment of the distribution of dividends and capital gains to shareholders). By way of comparison, during the same period, the S&P 500 Index (a benchmark) experienced a total return of 5.02% (which return assumes reinvestment of dividends, but does not take into account potential transaction costs for investing in components of the Index).

On March 31, 2005, the NAV per share of the Neiman Fund was $20.65. At the end of the reporting period, September 30, 2005, the NAV per share of the fund was $20.48.  However, on June 28, 2005, the Neiman Fund made a distribution to shareholders of a total of $0.8986 per share. This per share total was comprised of $0.0374 dividends, $0.6610 short-term capital gains, and $0.2002 long-term capital gains. The total return experienced by our shareholders takes into account both the changes in NAV share price and the mentioned distributions to shareholders. As of September 30, 2005 the one year total return for the Neiman Fund was 7.43% compared to 12.25% for the S&P 500 Index. The average annual total rate of return since inception on April 1, 2003 was 5.57% for the Neiman Fund and 18.00% for the S&P 500 Index thru 9/30/2005.

On a year to date basis, for the period from January 1, 2005 through September 30, 2005, the Neiman Fund experienced a total return of 2.70% (including distributions of dividends and capital gains). During the same period, the S&P 500 Index experienced a total return of 2.77% (including reinvestment of dividends, but not taking into account potential transaction costs).

As we have implied above, for the six months ending on September 30, 2005, we delivered a total return approximately 1.37% lower than the S&P 500 Index. We fared better in comparison to the index on a year-to-date basis, only trailing the S&P 500 Index by 0.07%. If one assumes that there would have been transactions costs to be able to invest in the index (or a proxy thereof), then the performance comparison of the Neiman Fund was relatively close to that of the index during the reporting period.

One year ago, we reported that during the six month period ending September 30, 2004 the fund experienced a total return (including dividends and capital gains) of 1.16%.  In addition, we reported that the fund experienced a total return (including dividends and capital gains) of 0.86%, for the year-to-date period from January 1, 2004 through September 30, 2004. As shown above, we are pleased to report that our returns improved over the same period from a year ago.

As we have observed in the past, our returns have been modest. However, we feel that the fund has performed satisfactorily in comparison to our benchmark, the S&P 500 Index. We feel that our returns are steady, and have showed signs of improvement over earlier periods in the young life of our fund. We have earlier stated that a large portion of our returns to shareholders are in the form of cash distributions. Returns reported on the S&P 500 Index

2005 Semi-Annual Report  1

are primarily measurements of price appreciation. It is our ongoing philosophy that the distributions of cash to our shareholders allows them to make the choice of either taking the cash to the bank or reinvesting them back in the fund. Such distributions are consistent with the primary purpose of the fund. It is our intention to make cash distributions from dividends, option premiums, and capital gains, to the extent possible, at least twice annually.

We plan to continue to invest in those firms showing the potential for increasing their dividends, as well as delivering additional cash by way of proceeds from selling call options on shares we own in the fund. Even when the stock market is unpredictable, we hope that our discipline is appropriate to reduce the effects of bad markets, while enjoying benefits when the markets are more cooperative.

As a final note, the Neiman family of funds is proud to announce the inception of a new fund called the Neiman Small Cap Value Fund (the “Small Cap Value Fund”), that is effective as of October 18, 2005.  Before investing, the Small Cap Value Fund’s investment objectives, risks, charges and expenses should be considered carefully.  To obtain a prospectus for the Small Cap Value Fund please call 1-877-385-2720.

Thank you for your investment in the Neiman Fund.

Harvey Neiman, President

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NEIMAN FUND

Neiman Fund

by Industry Sectors (as a percentage of Net Assets)

Unaudited

2005 Semi-Annual Report  2

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov.  Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses including management fees and other Fund expenses. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000  invested in the Fund on March 31, 2005 and held through September 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                      Expenses Paid

                                                                    Beginning                    Ending                    During the Period*

                                                                Account Value           Account Value               March 31, 2005 to

                                                   March 31, 2005       September 30, 2005         September 30, 2005

Actual                                   $1,000.00                  $1,036.46                             $8.93

Hypothetical                          $1,000.00                  $1,016.29                             $8.85

(5% annual return

before expenses)

*   Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by  the average account value over the period, multiplied by 183/365.

2005 Semi-Annual Report  3

Neiman Fund

		Schedule of Investments
		September 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Auto Controls For Regulating Residential & Commercial Environments
1,000	Honeywell International Inc. *	$ 37,500	1.85%

Beverages
1,000	Coca-Cola Co.	43,190	2.14%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
2,400	HJ Heinz Co. *	87,696	4.34%

Electric & Other Services
1,000	Exelon Corp. *	53,440	2.64%

Electric Services
2,000	American Electric Power Co. Inc. *	79,400
1,000	Entergy Corp. *	74,320
2,000	Southern Co. *	71,520
		225,240	11.14%

Electronic & Other Electrical
2,000	General Electric Co.	67,340	3.33%

Food and Kindred Products
3,000	Sara Lee Corp.	56,850	2.81%

Lumber & Wood Products
2,000	Weyerhaeuser Co. *	137,500	6.80%

National Commercial Banks
1,600	Bank of America Corp. *	67,360
1,500	Citigroup Inc.	68,280
3,084	JP Morgan Chase & Co. *	104,640
1,600	Wells Fargo & Co. *	93,712
		333,992	16.51%

Petroleum Refining
1,000	Chevron Texaco Corp. *	64,730
1,500	Exxon Mobil Corp. *	95,310
		160,040	7.92%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co. *	62,672	3.10%

Retail - Department Stores
561	Federated Department Stores Inc.	37,514	1.86%

Retail - Women's Clothing Stores
3,000	Limited Brands Inc.	61,290	3.03%

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,000	Raytheon Co. *	76,040	3.76%

Services - Miscellaneous Amusement
1,600	Harrah's Entertainment Inc. *	104,304	5.16%

Total for Common Stocks (Cost $1,514,109)		1,544,608	76.39%

UNIT INVESTMENT TRUSTS
2,000	DIAMONDS Trust * (Cost $214,645)	211,500	10.46%

Total for Unit Investment Trusts		211,500	10.46%

Cash Equivalents
303,590	First American Prime Obligation Fund Cl Y Rate 3.35% **	303,590	15.02%
	(Cost $303,590)

	Total Investments	2,059,698	101.87%
	(Identified Cost $2,032,344)

	Liabilities in excess of Other Assets	(37,811)	-1.87%

	Net Assets	$ 2,021,887	100.00%

* Portion of the Securities is pledged as collateral for call options written.

** Variable Rate Security; The coupon rate shown represents the rate at

    September 30, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  4

Neiman Fund

		Schedule of Investments
		September 30, 2005 (Unaudited)
Shares/Principal Amount

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call	Fair Value
Expiration Date/Exercise Price

American Electric Power Co. Inc.
November 2005 Calls @ 37.50	800	$ 2,120
February 2006 Calls @ 40.00	1,200	1,620
		3,740

Bank of America Corp.
November 2005 Calls @ 47.50	800	40

Chevron Texaco Corp.
December 2005 Calls @ 65.00	1,000	2,850

DIAMONDS Trust
December 2005 Calls @ 108.00	1,000	1,300

duPont E.I. DeNemours & Co.
January 2006 Calls @ 50.00	800	80

Entergy Corp.
January 2006 Calls @ 75.00	1,000	3,200

Exelon Corp.
October 2005 Calls @ 50.00	1,000	4,000

Exxon Mobil Corp.
January 2006 Calls @ 45.00	1,000	18,700

Harrah's Entertainment
November 2005 Calls @ 80.00	700	70
January 2006 Calls @ 70.00	900	1,980
		2,050

H.J. Heinz Co.
January 2006 Calls @ 40.00	1,800	630

Honeywell International Inc.
January 2006 Calls @ 40.00	1,000	850

JP Morgan Chase & Co.
December 2005 Calls @ 37.50	1,500	300

Raytheon Co.
November 2005 Calls @ 40.00	1,000	150

Southern Co.
January 2006 Calls @ 60.00	1,000	1,300

Wells Fargo & Co.
January 2006 Calls @ 60.00	800	1,120
April 2006 Calls @ 60.00	800	1,720
		2,840

Weyerhaeuser Co.
October 2005 Calls @ 70.00	1,000	850
January 2006 Calls @ 70.00	1,000	2,650
		3,500

Total (Premiums Received $35,081)		$ 45,530

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  5

Neiman Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2005

Assets:
Investment Securities at Market Value	$ 2,059,698
(Cost $2,032,344)
Cash	21,000
Receivables:
Dividends and Interest	4,964
Receivable From Adviser	363
Total Assets	2,086,025
Liabilities
Accrued Expenses	15,734
Accrued Fund Accounting and Transfer Agency Fees	2,874
Covered Call Options Written (premiums received $35,081)	45,530
Total Liabilities	64,138
Net Assets	$ 2,021,887
Net Assets Consist of:
Paid In Capital	1,981,576
Accumulated Undistributed Net Investment Income	14,377
Realized Gain (Loss) on Investments - Net	9,029
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	16,905
Net Assets, for 98,707 Shares Outstanding	$ 2,021,887
(Unlimited number of shares authorized zero par value)
Net Asset Value and Redemption Price
Per Share ($2,021,887/98,707 shares)	$ 20.48

Statement of Operations (Unaudited)
For the six months ended September 30, 2005
Investment Income:
Dividends	$ 30,933
Interest	2,343
Total Investment Income	33,276
Expenses: (Note 3)
Investment adviser fees	18,900
Administration fees	12,034
Transfer agent fees & accounting	8,424
Legal fees	6,017
Audit fees	5,765
Registration fees	2,995
Custody fees	2,106
Printing and postage expense	1,000
Trustees fees	1,504
Miscellaneous expense	1,830
Insurance expense	589
Total Expenses	61,164
Less:
Expense Waiver / Expense Reimbursement	(42,265)
Net Expenses	18,899
Net Investment Income	14,377

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	(6,009)
Realized Gain (Loss) on Options	15,026
Change In Unrealized Appreciation (Depreciation) on Investments	43,671
Change In Unrealized Appreciation (Depreciation) on Options	10,668
Net Realized and Unrealized Gain (Loss) on Investments & Options	63,356

Net Increase (Decrease) in Net Assets from Operations	$ 77,733

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  6

Neiman Fund

Statement of Changes in Net Assets
	(Unaudited)
	4/1/2005		4/1/2004
	to		to
	9/30/2005		3/31/2005
From Operations:
Net Investment Income	$ 14,377		$ 17,793
Net Realized Gain (Loss) on Investments	(6,009)		75,178
Net Realized Gain (Loss) on Options	15,026		32,936
Change in Net Unrealized Appreciation (Depreciation)	54,339		(28,823)
Increase (Decrease) in Net Assets from Operations	77,733		97,084
From Distributions to Shareholders:
Net Investment Income	(3,863)		(16,232)
Net Realized Gain from Security Transactions	(88,942)		(107,264)
Change in Net Assets from Distributions	(92,805)		(123,496)
From Capital Share Transactions:
Proceeds From Sale of Shares	11,808		270,452
Shares Issued on Reinvestment of Dividends	92,805		123,496
Cost of Shares Redeemed	(296,316)		(23,146)
Net Increase from Shareholder Activity	(191,703)		370,802

Net Increase (Decrease) in Net Assets	(206,775)		344,390

Net Assets at Beginning of Period	2,228,662		1,884,272
Net Assets at End of Period (Including accumulated	$ 2,021,887		$ 2,228,662
undistributed net investment income of $14,377 and $3,863)
Share Transactions:
Issued	571		13,017
Reinvested	4,613		6,114
Redeemed	(14,399)		(1,111)
Net increase (decrease) in shares	(9,216)		18,020
Shares outstanding beginning of period	107,923		89,903
Shares outstanding end of period	98,707		107,923

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2005		4/1/2004	4/1/2003*
	to		to	to
	9/30/2005		3/31/2005	3/31/2004
Net Asset Value -
Beginning of Period	$ 20.65		$ 20.96	$ 20.00
Net Investment Income	0.14		0.17	0.17
Net Gains or Losses on Securities
(realized and unrealized)	0.59		0.80	0.90
Total from Investment Operations	0.73		0.97	1.07

Distributions (From Net Investment Income)	(0.04)		(0.16)	(0.11)
Distributions (From Capital Gains)	(0.86)		(1.12)	0.00
Total Distributions	(0.90)		(1.28)	(0.11)

Net Asset Value -
End of Period	$ 20.48		$ 20.65	$ 20.96
Total Return ***	3.65%		4.82%	5.36%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,022		2,229	1,884

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	5.66%	**	5.76%	7.25%
Ratio of Net Investment Income to Average Net Assets	-2.58%	**	-3.14%	-4.69%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	**	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.33%	**	0.87%	0.81%

Portfolio Turnover Rate	78.79%	**	95.23%	215.61%

* Commencement of operations.
** Annualized
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
of dividends and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  7

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUND

September 30, 2005

(Unaudited)

1.) ORGANIZATION:

Neiman Fund (the "Fund"), formerly Neiman Enhanced Dividend Fund, is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund is one of two Fund series authorized by the Trust. Prior to July 27, 2004 Neiman Fund was named Neiman Enhanced Dividend Fund. Neiman Capital Management, LLC is the adviser to the Fund (the "Adviser").  The Fund's primary investment objective is to seek income from dividends and premiums from covered call options. Capital appreciation is a secondary objective.  Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2005 Semi-Annual Report  8

Notes to the Financial Statements - continued (Unaudited)

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement , the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser receives an annual investment management fee from the Fund of 1.75% of the average daily net assets of the Fund. For the six month period ended September 30, 2005, the Adviser earned management fees totaling $18,900 before the waiver of management fees and reimbursement of expenses described below.

The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.75% of the Fund’s average daily net assets through August 1, 2006. For the six month period ended September 30, 2005, the Adviser waived fees and/or reimbursed expenses totalling $42,265 to the Fund.  As of September 30, 2005 the Adviser owed the Fund $383.

4.) RELATED PARTY TRANSACTIONS

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.  The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services.  An officer and shareholder of MSS also is an officer of the Trust.  For the six month period ended September 30, 2005,  MSS earned $8,424 for fund accounting and transfer agency services.  At September 30, 2005, the Fund owed $2,874 to MSS.

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at September 30, 2005 was $1,981,576 representing 98,707 shares outstanding.

6.) INVESTMENT TRANSACTIONS

For the six month period ended September 30, 2005 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $755,819 and $754,615 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

2005 Semi-Annual Report  9

Notes to the Financial Statements - continued (Unaudited)

For Federal income tax purposes, the cost of securities owned at September 30, 2005 was $2,032,344, and proceeds received from options was $35,081.

At September 30, 2005, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions of written options) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

       $113,226                        ($96,321)                                  $16,905

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2005, Harvey Neiman and related parties beneficially own, in the aggregate, 63.97% of the Fund, and therefore may be deemed to control the Fund.

8.) OPTIONS WRITTEN

As of September 30, 2005, Fund portfolio securities valued at $854,644 were pledged as collateral for options written by the Fund.

Transactions in options written during the six month period ended September 30, 2005 were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at March 31, 2005

          168

   $27,258

Options written

          272

   $39,515

Options terminated in closing purchase transactions

                      (13)

               ($2,017)

Options expired

        (119)

 ($14,646)

Options exercised

        (107)

 ($15,029)

Options outstanding at September 30, 2005

                     201

               $35,081

9.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid were as follows:

Distributions paid from:

                                               Six Months ended              Year ended

                                             September 30, 2005           March 31, 2005

      Ordinary Income:                                                         $     3,863                     $     16,232

Short-term Capital Gain                                               68,266                          107,264

Long-term Capital Gain                                                20,676                                   0

                                                                            $    92,805                     $  123,496

PROXY VOTING GUIDELINES

Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Semi-Annual Report  10

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Ste 1250

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By : /s/ Harvey Neiman

Harvey Neiman

President

Date:          12/8/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

Harvey Neiman

President

Date:          12/8/2005

By : /s/ Daniel Neiman

Daniel Neiman

Chief Financial Officer

Date:              12/7/05